Document And Entity Information	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Current Fiscal Year End Date	--12-31
Entity Registrant Name	BOLT BIOTHERAPEUTICS, INC.
Entity Central Index Key	0001641281
Entity Emerging Growth Company	true
Entity File Number	001-39988
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2804636
Entity Address, Address Line One	900 Chesapeake Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(650)
Local Phone Number	665-9295
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	BOLT
Security Exchange Name	NASDAQ